Finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Finance expense [Abstract]
Interest expense on borrowings	$ 15,213	$ 5,343	$ 311
Interest expense on hybrid financial instruments	0	26,748	14,182
Interest expense on lease liabilities	112	99	22
Amortization of capitalized borrowing costs	1,038	2,508	1,968
Loss on embedded derivatives held at fair value through profit or loss	0	390,743	44,692
Finance expense	$ 16,363	$ 425,441	$ 61,175